Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0001759824
Registrant Name	Alta Equipment Group Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A